UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-21708

Name of Fund: Global Income & Currency Fund Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Mitchell M. Cox, Chief Executive Officer,
      Global Income & Currency Fund Inc., 4 World Financial Center, 6th Floor, New York, New York 10080. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (212) 449-8118

Date of fiscal year end: 12/31/06

Date of reporting period: 01/01/06 - 12/31/06

Item 1 - Report to Stockholders

Global Income &
Currency Fund Inc.
--------------------------------------------------------------------------------
Annual Report
December 31, 2006

[LOGO] IQ INVESTMENT                                                 [LOGO]
          ADVISORS                                                   NUVEEN
                                                                     INVESTMENTS

Global Income & Currency Fund Inc.

Portfolio Information as of December 31, 2006

                                                                      Percent of
Notional Exposure by Country/Region+                                  Net Assets
--------------------------------------------------------------------------------
United States ......................................................    50.3%
Mexico .............................................................    11.6
New Zealand ........................................................    11.1
Hungary ............................................................    11.1
Brazil .............................................................    10.0
Turkey .............................................................    10.0
South Africa .......................................................     6.2
Australia ..........................................................      --*
Canada .............................................................    (9.5)
Japan ..............................................................    (9.5)
Europe .............................................................    (9.7)
Singapore ..........................................................   (10.0)
Czech Republic .....................................................   (10.7)
--------------------------------------------------------------------------------
*     Amount is less than 0.1%.

+ This table denotes the notional exposure of Fund investments by country (or geographic region through the use of European Currency contracts) as a percentage of net assets of the Fund. For additional detail on the Fund's holdings, please refer to the "Schedule of Investments" section included in this report.


2       GLOBAL INCOME & CURRENCY FUND INC.      DECEMBER 31, 2006

A Discussion With Your Fund's Portfolio Manager

      We are pleased to provide you with this shareholder report for Global Income & Currency Fund Inc. While the Fund is advised by IQ Investment Advisors LLC, the following discussion is provided to you by Nuveen Asset Management, the Fund's subadviser.

The investment objective of Global Income & Currency Fund Inc. (the "Fund") is to provide current income while also seeking total returns by providing long and short exposure to selected foreign currencies.

How did the Fund perform during the fiscal year?

From the Fund's inception on April 28, 2006 through December 31, 2006, the Common Stock of the Fund had a total investment return of +5.48% (not a full fiscal year), based on a change in per share net asset value from $19.10 to $19.09, and assuming reinvestment of all distributions paid during the period. Since its inception, the Fund has paid quarterly distributions of $.2503, $.3625 and $.3625 in June, September and December, respectively.

Based on the December 2006 quarterly distribution of $.3625 per share, the Fund's annualized distribution yield was 7.25% relative to the Fund's initial offering price of $20 per share.

The volatility as measured by annualized standard deviation of the daily change of the Fund's net asset value over the period from April 28, 2006 through December 31, 2006 averaged 3.5% on an annualized basis.

For more detail with regard to the Fund's total investment return based on a change in per share market value of the Fund's Common Stock (as measured by the trading price of the Fund's shares on the New York Stock Exchange), and assuming reinvestment of dividends, please refer to the Financial Highlights section of this report. As a closed-end fund, the Fund's shares may trade in the secondary market at a premium or a discount to the Fund's net asset value. As a result, total investment returns based on changes in the market value of the Fund's Common Stock can vary significantly from total investment returns based on changes in the Fund's net asset value.

Describe the market environment during the fiscal year.

The Fund began operations on April 28, 2006. During the month of May volatility rose sharply throughout the currency market. Indications of more restrictive monetary policies in Asia and Europe along with indications that the Federal Reserve Board (the "Fed") may be near the end of its interest rate tightening campaign led to a rally in Euro- and Asian-block currencies versus the U.S. Dollar. The strong directional trends exhibited by many currencies in May transitioned to a trendless, volatile environment in June. The trade-weighted U.S. Dollar Index(R) began to rally back from its low at the beginning of June as uncertainty developed regarding the course the Fed would take with regard to interest rates.

In early September, the currency markets once again experienced a brief period of volatility. Declining prices of gold, oil, and other commodities led investors to pull away from higher yielding emerging market currencies as well as developed countries with commodity exposure. The exchange rates of Canada, Norway, South Africa, and Mexico all weakened versus the U.S. Dollar. In October, reduced concern over U.S. and global growth caused commodity prices to stabilize and the exchange rates of many of these countries rebounded.

In mid-December, the Government of Thailand, in an effort to reduce speculative currency flows into their country, passed a law requiring investors to hold 30% of new foreign currency deposits in a Thai bank for a period of one year. This caused the Thai Baht to fall by 3.5% versus the U.S. Dollar and the Stock Exchange of Thailand ("SET") Index fell by 15%. The Government of Thailand quickly revised the rule exempting stock investments, but the markets have yet to recover. The Fund did not have any investments in the Thai Baht during this period. While some Asian currencies like the Singapore and Taiwanese Dollars initially responded to the drop in the value of the Thai Baht due to fears of contagion, these currencies quickly recovered and this event had little, if any, effect on the world currency markets.

U.S. Dollar Index is a registered trademark of the New York Board of Trade.


        GLOBAL INCOME & CURRENCY FUND INC.      DECEMBER 31, 2006              3

A Discussion With Your Fund's Portfolio Manager (concluded)

How did you manage the portfolio during the period?

The Fund was launched on April 28, 2006, and began taking positions in investments that provide long and short exposure to selected currency investments. During the period from mid-May through mid-June, the Fund's risk reduction models performed successfully as indicators of rising risk aversion and emerging trends triggered an early exit from these positions. As a result, the portfolio was positioned in low-risk U.S. Treasury securities throughout this volatile period. In mid-June, our risk reduction models indicated that it was time to re-establish new positions in the portfolio. By the end of June, the portfolio was once again invested in the strategy. While the recent level of currency market volatility increased the frequency of trading during the period, the portfolio performed in accordance with our expectations for both risk and return.

How would you characterize the Fund's position at the close of the period?

We believe the Fund is appropriately positioned to deliver its stated goals of providing current income while also seeking total returns. The Fund is invested in accordance with its investment strategy, in a portfolio providing long and short exposure to selected foreign currencies. Given the Fund's investment process and current positions, we believe the Fund is well positioned to meet its objectives.

Andrew Stenwall
Portfolio Manager

January 17, 2007


4       GLOBAL INCOME & CURRENCY FUND INC.      DECEMBER 31, 2006

Schedule of Investments as of December 31, 2006 (in U.S. dollars)

                                                                                 Face
                   Short-Term Securities                                       Amount           Value
========================================================================================================
Hungary--11.1%
                   Foreign Commercial
                   Paper**--11.1%
                   Hungary Treasury Bills, 8.10%
                     due 2/14/2007 (a)                             HUF  2,984,000,000       $ 15,522,657
--------------------------------------------------------------------------------------------------------
                   Total Short-Term Securities in Hungary                                     15,522,657
========================================================================================================
Mexico--10.0%
                   Foreign Commercial
                   Paper**--10.0%
                   Mexican Cetes Treasury Bill,
                     0% due 1/18/2007                              MXN    152,000,000         14,012,539
--------------------------------------------------------------------------------------------------------
                   Total Short-Term Securities in Mexico                                      14,012,539
========================================================================================================
New Zealand --10.9%
                   Foreign Commercial
                   Paper** --10.9%
                   New Zealand Treasury Bills,
                     7.03% due 2/14/2007 (a)                       NZD     22,000,000         15,376,760
--------------------------------------------------------------------------------------------------------
                   Total Short-Term Securities in New Zealand                                 15,376,760
========================================================================================================
South Africa--10.0%
                   Foreign Commercial
                   Paper**--10.0%
                   South African Treasury Bills,
                     8.135% due 2/21/2007                          ZAR    100,000,000         14,089,046
--------------------------------------------------------------------------------------------------------
                   Total Short-Term Securities in South Africa                                14,089,046
========================================================================================================
Turkey--10.0%
                   Foreign Commercial
                   Paper**--10.0%
                   Turkey Treasury Bill,
                     19.50% due 1/17/2007 (a)                      TRY     20,000,000       $ 13,998,997
--------------------------------------------------------------------------------------------------------
                   Total Short-Term Securities
                   in Turkey                                                                  13,998,997
========================================================================================================
United States--50.3%
                   U.S. Government & Agency
                   Obligations**--50.3%
                   Fannie Mae (a):
                        5.083% due 1/03/2007                       USD     16,000,000         16,000,000
                        5.125% due 1/31/2007                               21,000,000         20,916,042
                   Federal Home Loan Bank
                     System:
                        5.085% due 1/17/2007                               14,000,000         13,972,014
                        5.118% due 1/24/2007                               18,800,000         18,743,638
                   U.S. Treasury Bills, 4.781%
                     due 1/04/2007 (a)                                      1,000,000            999,875
--------------------------------------------------------------------------------------------------------
                   Total Short-Term Securities in the
                   United States                                                              70,631,569
========================================================================================================
                   Total Investments (Cost--$140,922,274*)--102.3%                           143,631,568

                   Liabilities in Excess of Other Assets--(2.3%)                             (3,216,957)
                                                                                            ------------
                   Net Assets--100.0%                                                       $140,414,611
                                                                                            ============

* The cost and unrealized appreciation (depreciation) of investments as of December 31, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost ..............................               $ 141,259,217
                                                                  =============
      Gross unrealized appreciation ...............               $   2,424,068
      Gross unrealized depreciation ...............                     (51,717)
                                                                  -------------
      Net unrealized appreciation .................               $   2,372,351
                                                                  =============

** Foreign Commercial Paper and certain U.S. Government & Agency Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase. Other securities bear interest at the rates shown, payable at fixed dates or upon maturity. The interest rates shown are the rates in effect at December 31, 2006.
(a) All or a portion of security held as collateral in connection with open forward foreign exchange contracts.
o Forward foreign exchange contracts as of December 31, 2006 were as follows:

      --------------------------------------------------------------------------
                                                                    Unrealized
            Foreign                      Settlement                Appreciation
      Currency Purchased                    Date                  (Depreciation)
      --------------------------------------------------------------------------
      BRL      30,000,000               January 2007                $   255,404
      DKK      80,000,000               January 2007                    424,799
      JPY   1,600,000,000               January 2007                   (325,922)
      MXN      85,000,000               March 2007                       29,195
      SEK     100,000,000               January 2007                    655,232
      --------------------------------------------------------------------------
      Total Unrealized Appreciation on Forward Foreign Exchange
      Contracts -- Net (USD Commitment -- $63,068,790)              $ 1,038,708
                                                                    ===========

o Forward foreign exchange contracts as of December 31, 2006 were as follows:

      --------------------------------------------------------------------------
                                                                    Unrealized
            Foreign                      Settlement                Appreciation
         Currency Sold                      Date                  (Depreciation)
      --------------------------------------------------------------------------
      CAD      15,500,000               January 2007                $   487,149
      CZK     310,000,000               March 2007                     (170,708)
      DKK      80,000,000               January 2007                   (640,060)
      EUR      10,227,195               March 2007                      (49,129)
      JPY   1,600,000,000               January 2007                    258,351
      JPY   1,569,402,000               March 2007                      172,937
      MXN      60,000,000               February 2007                  (149,867)
      SEK     100,000,000               January 2007                   (852,279)
      SGD      21,600,000               January 2007                   (332,050)
      ZAR      38,000,000               February 2007                     2,354
      --------------------------------------------------------------------------
      Total Unrealized Depreciation on Forward Foreign Exchange
      Contracts -- Net (USD Commitment -- $121,184,883)             $(1,273,302)
                                                                    ===========

o     Currency Abbreviations:

      BRL  Brazilian Real
      CAD  Canadian Dollar
      CZK  Czech Republic Koruna
      DKK  Danish Krone
      EUR  Euro
      HUF  Hungary Forint
      JPY  Japanese Yen
      MXN  Mexican New Peso
      NZD  New Zealand Dollar
      SEK  Swedish Krona
      SGD  Singapore Dollar
      TRY  Turkish Lira
      USD  U.S. Dollar
      ZAR  South African Rand

      See Notes to Financial Statements.


        GLOBAL INCOME & CURRENCY FUND INC.      DECEMBER 31, 2006              5

Statement of Assets, Liabilities and Capital

As of December 31, 2006
===================================================================================================================================
Assets
-----------------------------------------------------------------------------------------------------------------------------------
                       Investments in unaffiliated securities, at value (identified
                        cost--$140,922,274) ........................................................                   $143,631,568
                       Unrealized appreciation on forward foreign exchange contracts ...............                      2,285,421
                       Foreign cash (cost--$224,044) ...............................................                        235,165
                       Interest receivable .........................................................                         19,622
                       Prepaid expenses ............................................................                          8,289
                                                                                                                       ------------
                       Total assets ................................................................                    146,180,065
                                                                                                                       ------------
===================================================================================================================================
Liabilities
-----------------------------------------------------------------------------------------------------------------------------------
                       Bank overdraft ..............................................................                      2,247,007
                       Unrealized depreciation on forward foreign exchange contracts ...............                      2,520,015
                       Payables:
                          Dividends to Common Stock shareholders ...................................    $    709,231
                          Investment adviser .......................................................         100,498        809,729
                                                                                                        ------------
                       Accrued expenses and other liabilities ......................................                        188,703
                                                                                                                       ------------
                       Total liabilities ...........................................................                      5,765,454
                                                                                                                       ------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
                       Net assets ..................................................................                   $140,414,611
                                                                                                                       ============
===================================================================================================================================
Capital
-----------------------------------------------------------------------------------------------------------------------------------
                       Common Stock, par value $.001 per share, 100,000,000 shares authorized ......                   $      7,355
                       Paid-in capital in excess of par ............................................                    139,947,167
                       Accumulated distributions in excess of investment income--net ...............    $   (336,943)
                       Accumulated realized capital losses--net ....................................      (1,688,789)
                       Unrealized appreciation--net ................................................       2,485,821
                                                                                                        ------------
                       Total accumulated earnings--net .............................................                        460,089
                                                                                                                       ------------
                       Total capital--Equivalent to $19.09 per share based on 7,355,236 shares of
                        Common Stock outstanding (market price--$18.05) ............................                   $140,414,611
                                                                                                                       ============

      See Notes to Financial Statements.


6       GLOBAL INCOME & CURRENCY FUND INC.      DECEMBER 31, 2006

Statement of Operations

For the Period April 28, 2006+ to December 31, 2006
===================================================================================================================================
Investment Income
-----------------------------------------------------------------------------------------------------------------------------------
                       Interest and amortization of premium and discount earned ....................                   $  6,327,001
===================================================================================================================================
Expenses
-----------------------------------------------------------------------------------------------------------------------------------
                       Investment advisory fees ....................................................    $    858,726
                       Professional fees ...........................................................          94,555
                       Directors' fees and expenses ................................................          59,401
                       Custodian fees ..............................................................          40,777
                       Accounting services .........................................................          22,335
                       Printing and shareholder reports ............................................          21,553
                       Transfer agent fees .........................................................          13,906
                       Pricing fees ................................................................             514
                       Other .......................................................................          19,335
                                                                                                        ------------
                       Total expenses ..............................................................                      1,131,102
                                                                                                                       ------------
                       Investment income--net ......................................................                      5,195,899
                                                                                                                       ------------
===================================================================================================================================
Realized & Unrealized Gain (Loss)--Net
-----------------------------------------------------------------------------------------------------------------------------------
                       Realized gain (loss) on:
                          Investments--net .........................................................        (955,628)
                          Foreign currency transactions--net .......................................         670,881       (284,747)
                                                                                                        ------------
                       Unrealized appreciation/depreciation on:
                          Investments--net .........................................................       2,709,294
                          Foreign currency transactions--net .......................................        (223,473)     2,485,821
                                                                                                        ---------------------------
                       Total realized and unrealized gain--net .....................................                      2,201,074
                                                                                                                       ------------
                       Net Increase in Net Assets Resulting from Operations ........................                   $  7,396,973
                                                                                                                       ============

+     Commencement of operations.

      See Notes to Financial Statements.


        GLOBAL INCOME & CURRENCY FUND INC.      DECEMBER 31, 2006              7

Statement of Changes in Net Assets

                                                                                                                      For the Period
                                                                                                                        April 28,
                                                                                                                         2006+ to
                                                                                                                       December 31,
Increase (Decrease) in Net Assets:                                                                                         2006
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
                       Investment income--net ...............................................................         $   5,195,899
                       Realized loss--net ...................................................................              (284,747)
                       Unrealized appreciation--net .........................................................             2,485,821
                                                                                                                      -------------
                       Net increase in net assets resulting from operations .................................             7,396,973
                                                                                                                      -------------
===================================================================================================================================
Dividends & Distributions to Shareholders
-----------------------------------------------------------------------------------------------------------------------------------
                       Investment income--net ...............................................................            (5,412,680)
                       Realized gain--net ...................................................................            (1,524,204)
                       Tax return of capital ................................................................              (236,486)
                                                                                                                      -------------
                       Net decrease in net assets resulting from dividends and distributions ................            (7,173,370)
                                                                                                                      -------------
===================================================================================================================================
Common Stock Transactions
-----------------------------------------------------------------------------------------------------------------------------------
                       Net proceeds from issuance of Common Stock ...........................................           140,385,000
                       Offering costs resulting from the issuance of Common Stock ...........................              (294,000)
                                                                                                                      -------------
                       Net increase in net assets resulting from Common Stock transactions ..................           140,091,000
                                                                                                                      -------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
                       Total increase in net assets .........................................................           140,314,603
                       Beginning of period ..................................................................               100,008
                                                                                                                      -------------
                       End of period* .......................................................................         $ 140,414,611
                                                                                                                      =============
                        * Accumulated distributions in excess of investment income--net .....................         $    (336,943)
                                                                                                                      =============

+     Commencement of operations.

      See Notes to Financial Statements.


8       GLOBAL INCOME & CURRENCY FUND INC.      DECEMBER 31, 2006

Financial Highlights

                                                                                                                      For the Period
                                                                                                                         April 28,
                                                                                                                         2006+ to
The following per share data and ratios have been derived                                                              December 31,
from information provided in the financial statements.                                                                     2006
====================================================================================================================================
Per Share Operating Performance
------------------------------------------------------------------------------------------------------------------------------------
                       Net asset value, beginning of period ..............................................            $     19.10
                                                                                                                      --------------
                       Investment income--net*** .........................................................                    .71
                       Realized and unrealized gain--net .................................................                    .30
                                                                                                                      --------------
                       Total from investment operations ..................................................                   1.01
                                                                                                                      --------------
                       Less dividends and distributions:
                        Investment income--net ...........................................................                   (.74)
                        Realized gain--net ...............................................................                   (.21)
                        Tax return of capital ............................................................                   (.03)
                                                                                                                      --------------
                       Total dividends and distributions .................................................                   (.98)
                                                                                                                      --------------
                       Offering costs resulting from the issuance of Common Stock ........................                   (.04)
                                                                                                                      --------------
                       Net asset value, end of period ....................................................            $     19.09
                                                                                                                      ==============
                                                                                                                      --------------
                       Market price per share, end of period .............................................            $     18.05
                                                                                                                      ==============
====================================================================================================================================
Total Investment Return**
------------------------------------------------------------------------------------------------------------------------------------
                       Based on net asset value per share ................................................                   5.48%@
                                                                                                                      ==============
                       Based on market price per share ...................................................                  (4.76%)@
                                                                                                                      ==============
====================================================================================================================================
Ratios to Average Net Assets
------------------------------------------------------------------------------------------------------------------------------------
                       Expenses ..........................................................................                   1.19%*
                                                                                                                      ==============
                       Investment income--net ............................................................                   5.45%*
                                                                                                                      ==============
====================================================================================================================================
Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
                       Net assets, end of period (in thousands) ..........................................            $   140,415
                                                                                                                      ==============
                       Portfolio turnover ................................................................                   0%@@
                                                                                                                      ==============

*     Annualized.
** Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.
***   Based on average shares outstanding.
+     Commencement of operations.
@     Aggregate total investment return.
@@ For purposes of calculating portfolio turnover of the Fund, all of the securities held in the portfolio have been classified as short-term investments because the maturity dates at the time of acquisition were one year or less, and therefore, the portfolio turnover is zero.

      See Notes to Financial Statements.


        GLOBAL INCOME & CURRENCY FUND INC.      DECEMBER 31, 2006              9

Notes to Financial Statements

1. Significant Accounting Policies:

Global Income & Currency Fund Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company. Prior to commencement of operations on April 28, 2006, the Fund had no operations other than those relating to organizational matters and the sale of 5,236 shares of Common Stock on March 8, 2006 to Merrill Lynch Investment Managers, L.P. ("MLIM") for $100,008. The Fund's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The Fund determines and makes available for publication the net asset value of its Common Stock on a daily basis. The Fund's Common Stock Shares are listed on the New York Stock Exchange ("NYSE") under the symbol GCF. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- Debt securities are traded primarily in the over-the-counter ("OTC") markets and are valued at the last available bid price in the OTC market or on the basis of values obtained by a pricing service. Pricing services use valuation matrixes that incorporate both dealer-supplied valuations and valuation models. The procedures of the pricing service and its valuations are reviewed by the officers of the Fund under the general direction of the Board of Directors. Such valuations and procedures will be reviewed periodically by the Board of Directors of the Fund. Options, which are traded on exchanges, are valued at their closing prices as of the close of such exchanges. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the OTC market, valuation is the last asked price (options written) or the last bid price (options purchased). Swap agreements are valued based upon quoted fair valuations received daily by the Fund from a pricing service or the counterparty. Short-term investments with a remaining maturity of 60 days or less are valued at amortized cost which approximates market value, under which method the investment is valued at cost and any premium or discount is amortized on a straight line basis to maturity.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates will generally be determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Fund's net asset value. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Fund's Board of Directors or by the investment adviser using a pricing service and/or procedures approved by the Fund's Board of Directors.

(b) Foreign currency transactions -- Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into U.S. dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments. The Fund may invest in foreign securities, which may involve a number of risk factors and special considerations not present with investments in securities of U.S. entities.

(c) Derivative financial instruments -- The Fund may engage in various portfolio investment strategies both to increase the return of the Fund and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise due to changes in the value of the contract resulting from an unfavorable price change in the underlying security or index,or if the counterparty does not perform under the contract.


10      GLOBAL INCOME & CURRENCY FUND INC.      DECEMBER 31, 2006

o Forward foreign exchange contracts -- The Fund will enter into forward foreign exchange contracts which include, but are not limited to, cash settled currency forward contracts including non-deliverable currency forward contracts. The contracts are marked-to-market daily and any change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. To the extent necessary, certain debt securities will serve as collateral for the Fund's currency contracts.

o Options -- The Fund may write and purchase call and put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

o Swaps -- The Fund may enter into swap agreements, which are OTC contracts in which the Fund and a counterparty agree to make periodic net payments on a specified notional amount. The net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate; the change in market value of a specified security, basket of securities, or index; or the return generated by a security. These periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are realized upon termination of the swap agreements. Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). Risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements.

(d) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, withholding taxes may be imposed on interest, dividends and capital gains at various rates.

(e) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined the ex-dividend date. Interest income is recognized on the accrual basis. The Fund amortizes all premiums and discounts on debt securities.

(f) Dividends and distributions -- Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. A portion of the dividends paid by the Fund during the period April 28, 2006 to December 31, 2006 is characterized as a tax return of capital.

(g) Offering expenses -- Direct expenses relating to the public offering of the Fund's Common Stock were charged to capital at the time of issuance of the shares.

(h) Bank overdraft -- The Fund recorded a bank overdraft, which resulted from management estimates of available cash.

(i) Recent accounting pronouncements -- In July 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109." FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity including mutual funds before being measured and recognized in the financial statements. Adoption of FIN 48 is required for the last net asset value calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. The impact on the Fund's financial statements, if any, is currently being assessed.


        GLOBAL INCOME & CURRENCY FUND INC.      DECEMBER 31, 2006             11

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements"("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the implications of FAS 157. At this time, its impact on the Fund's financial statements has not been determined.

(j) Reclassification -- U.S. generally accepted accounting principles require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, during the current year, $120,162 has been reclassified between accumulated distributions in excess of net investment income and accumulated net realized capital losses as a result of permanent differences attributable to foreign currency transactions. This reclassification has no effect on net assets or net asset values per share.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory and Management Agreement with IQ Investment Advisors LLC ("IQ"), an indirect subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."). IQ is responsible for the investment advisory, management and administrative services to the Fund. In addition, IQ provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund will pay a monthly fee at an annual rate equal to .90% of the average daily value of the Fund's net assets plus borrowings for leverage and other investment purposes. In addition, IQ has entered into a Subadvisory Agreement with Nuveen Asset Management ("Nuveen") pursuant to which Nuveen provides certain investment advisory services to IQ with respect to the Fund. For such services, IQ will pay Nuveen a monthly fee at an annual rate equal to .40% of the average daily value of the Fund's net assets plus borrowings for leverage and other investment purposes. There is no increase in the aggregate fees paid by the Fund for these services.

On September 29, 2006, BlackRock, Inc. ("BlackRock") and ML & Co. combined ML & Co.'s investment management business, Merrill Lynch Investment Managers, L.P. and its affiliates, with BlackRock to create a new independent company. ML & Co. owns up to a 49.8% economic interest and up to a 45% voting interest in the combined company, and The PNC Financial Services Group, Inc. has approximately a 34% economic and voting interest. The new company operates under the BlackRock name and is governed by a board of directors with a majority of independent members. IQ remains an indirect subsidiary of ML & Co.

Effective October 2, 2006, IQ has entered into an Administration Agreement with Princeton Administrators, LLC (the "Administrator"). The Administration Agreement provides that IQ will pay the Administrator a fee from its investment advisory fee at an annual rate equal to .12% of the Fund's average daily net assets for the performance of administrative and other services necessary for the operation of the Fund. There is no increase in the aggregate fees paid by the Fund for these services. The Administrator is an indirect subsidiary of BlackRock.

Nuveen reimbursed the Fund $39,817 as a result of a trading/administrative error. This amount is included in realized gain (loss) on investments -- net.

For the period April 28, 2006 to December 31, 2006, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), an affiliate of IQ, received gross fees from underwriting of $3,041,019 in connection with the issuance of the Fund's Common Stock. In addition, the Fund reimbursed MLPF&S $17,475 as a partial reimbursement of expenses incurred in connection with the issuance of the Fund's Common Stock.

Certain officers of the Fund are officers of IQ and/or ML & Co. Effective September 29, 2006, certain officers of the Fund are officers of BlackRock or its affiliates.

3. Investments:

There were no purchases or sales of long-term investments for the period April 28, 2006 to December 31, 2006.

4. Common Stock Transactions:

The Fund is authorized to issue 100,000,000 shares of stock, all of which were initially classified as Common Stock, par value $.001. The Board of Directors is authorized, however, to classify and reclassify any unissued shares of Common Stock without approval of the holders of Common Stock.

Shares issued and outstanding during the period April 28, 2006 to December 31, 2006 increased 7,350,000 from shares sold.


12      GLOBAL INCOME & CURRENCY FUND INC.      DECEMBER 31, 2006

Notes to Financial Statements (concluded)

The Fund will make offers to repurchase its shares at annual (approximately 12-month) intervals. The shares tendered in the repurchase offer will be subject to a repurchase fee retained by the Fund to compensate the Fund for expenses directly related to the repurchase offer.

5. Distributions to Shareholders:

The tax character of distributions paid during the period April 28, 2006 to December 31, 2006 was as follows:

--------------------------------------------------------------------------------
                                                                   4/28/2006+ to
                                                                    12/31/2006
--------------------------------------------------------------------------------
Distributions paid from:
  Ordinary income .......................................           $6,936,884
  Tax return of capital .................................              236,486
                                                                    ----------
Total taxable distributions .............................           $7,173,370
                                                                    ==========

+     Commencement of operations.

--------------------------------------------------------------------------------
As of December 31, 2006, the components of accumulated earnings on a tax basis were as follows:
--------------------------------------------------------------------------------
Undistributed ordinary income -- net .........................         $     --
Undistributed long-term capital gains -- net .................               --
                                                                       --------
Total undistributed earnings -- net ..........................               --
Capital loss carryforward ....................................               --
Unrealized gains -- net ......................................          460,089*
                                                                       --------
Total accumulated earnings -- net ............................         $460,089
                                                                       ========
* The difference between book-basis and tax-basis net unrealized gains is attributable primarily to the realization for tax purposes of unrealized gains/losses on certain foreign currency transactions and foreign fixed income securities, the deferral of post-October capital losses for tax purposes and other book/tax temporary differences.


        GLOBAL INCOME & CURRENCY FUND INC.      DECEMBER 31, 2006             13

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of Global Income & Currency Fund
Inc.:

We have audited the accompanying statement of assets, liabilities and capital, including the schedule of investments, of Global Income & Currency Fund Inc. as of December 31, 2006, and the related statements of operations and of changes in net assets, and the financial highlights for the period April 28, 2006 (commencement of operations) through December 31, 2006. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Global Income & Currency Fund Inc. as of December 31, 2006, the results of its operations, the changes in its net assets, and its financial highlights for the period April 28, 2006 through December 31, 2006, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, NJ
February 22, 2007

Fund Certification (unaudited)

In May 2006, the Fund filed its Chief Executive Officer Certification for the prior year with the New York Stock Exchange pursuant to Section 303A.12(a) of the New York Stock Exchange Corporate Governance Listing Standards.

The Fund's Chief Executive Officer and Chief Financial Officer Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 were filed with the Fund's Form N-CSR and are available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Important Tax Information (unaudited)

The following information is provided with respect to the ordinary income distributions paid by Global Income & Currency Fund Inc. during the fiscal period ended December 31, 2006:

--------------------------------------------------------------------------------
Foreign Source Income ..............................................    43.01%
Federal Obligation Interest ........................................    10.23%*
Interest-Related Dividends for Non-U.S. Residents ..................    34.38%**
Short-Term Capital Gain Dividends for Non-U.S. Residents ...........    21.25%**
--------------------------------------------------------------------------------
* The law varies in each state as to whether and what percentage of dividend income attributable to federal obligations is exempt from state income tax. We recommend that you consult your tax adviser to determine if any portion of the dividends you received is exempt from state income tax.
** Represents the portion of the dividends paid that are eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.


14      GLOBAL INCOME & CURRENCY FUND INC.      DECEMBER 31, 2006

Automatic Dividend Reinvestment Plan

How the Plan Works -- The Fund offers a Dividend Reinvestment Plan (the "Plan") under which income and capital gains dividends paid by the Fund are automatically reinvested in additional shares of Common Stock of the Fund. The Plan is administered on behalf of the shareholders by The Bank of New York (the "Plan Agent"). Under the Plan, whenever the Fund declares a dividend, participants in the Plan will receive the equivalent in shares of Common Stock of the Fund. The Plan Agent will acquire the shares for the participant's account either (i) through receipt of additional unissued but authorized shares of the Fund ("newly issued shares") or (ii) by purchase of outstanding shares of Common Stock on the open market on the New York Stock Exchange or elsewhere. If, on the dividend payment date, the Fund's net asset value per share is equal to or less than the market price per share plus estimated brokerage commissions (a condition often referred to as a "market premium"), the Plan Agent will invest the dividend amount in newly issued shares. If the Fund's net asset value per share is greater than the market price per share (a condition often referred to as a "market discount"), the Plan Agent will invest the dividend amount by purchasing on the open market additional shares. If the Plan Agent is unable to invest the full dividend amount in open market purchases, or if the market discount shifts to a market premium during the purchase period, the Plan Agent will invest any uninvested portion in newly issued shares. The shares acquired are credited to each shareholder's account. The amount credited is determined by dividing the dollar amount of the dividend by either (i) when the shares are newly issued, the net asset value per share on the date the shares are issued or
(ii) when shares are purchased in the open market, the average purchase price per share.

Participation in the Plan -- Participation in the Plan is automatic, that is, a shareholder is automatically enrolled in the Plan when he or she purchases shares of Common Stock of the Fund unless the shareholder specifically elects not to participate in the Plan. Shareholders who elect not to participate will receive all dividend distributions in cash. Shareholders who do not wish to participate in the Plan, must advise the Plan Agent in writing (at the address set forth below) that they elect not to participate in the Plan. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by writing to the Plan Agent.

Benefits of the Plan -- The Plan provides an easy, convenient way for shareholders to make additional, regular investments in the Fund. The Plan promotes a long-term strategy of investing at a lower cost. All shares acquired pursuant to the Plan receive voting rights. In addition, if the market price plus commissions of the Fund's shares is above the net asset value, participants in the Plan will receive shares of the Fund for less than they could otherwise purchase them and with a cash value greater than the value of any cash distribution they would have received. However, there may not be enough shares available in the market to make distributions in shares at prices below the net asset value. Also, since the Fund does not redeem shares, the price on resale may be more or less than the net asset value.

Plan Fees -- There are no enrollment fees or brokerage fees for participating in the Plan. The Plan Agent's service fees for handling the reinvestment of distributions are paid for by the Fund. However, brokerage commissions may be incurred when the Fund purchases shares on the open market and shareholders will pay a pro rata share of any such commissions.

Tax Implications -- The automatic reinvestment of dividends and distributions will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such dividends. Therefore, income and capital gains may still be realized even though shareholders do not receive cash. Participation in the Plan generally will not affect the tax-exempt status of exempt interest dividends paid by the Fund. If, when the Fund's shares are trading at a market premium, the Fund issues shares pursuant to the Plan that have a greater fair market value than the amount of cash reinvested, it is possible that all or a portion of the discount from the market value (which may not exceed 5% of the fair market value of the Fund's shares) could be viewed as a taxable distribution. If the discount is viewed as a taxable distribution, it is also possible that the taxable character of this discount would be allocable to all the shareholders, including shareholders who do not participate in the Plan. Thus, shareholders who do not participate in the Plan might be required to report as ordinary income a portion of their distributions equal to their allocable share of the discount.

Contact Information -- All correspondence concerning the Plan, including any questions about the Plan, should be directed to the Plan Agent at The Bank of New York, Church Street Station, P.O. Box 11258, New York, NY 10286-1258,
Telephone: 800-432-8224.


        GLOBAL INCOME & CURRENCY FUND INC.      DECEMBER 31, 2006             15

Officers and Directors

                                                                                                    Number of IQ
                                                                                                    Advisors-
                                                                                                    Affiliate
                                                                                                    Advised Funds   Other Public
                           Position(s)  Length of                                                   and Portfolios  Directorships
                           Held with    Time                                                        Overseen        Held by
Name        Address & Age  Fund         Served**   Principal Occupation(s) During Past 5 Years      By Director     Director
====================================================================================================================================
Non-Interested Directors*
------------------------------------------------------------------------------------------------------------------------------------
Alan R.     P.O. Box 9095  Director &   2006 to    Vice-Chairman, Kissinger Associates, Inc., a          7          Hasbro, Inc.;
Batkin      Princeton, NJ  Chairman of  present    consulting firm, since 1990.                                     Overseas Ship-
            08543-9095     the Board                                                                                holding Group,
            Age: 62                                                                                                 Inc.; Cantel
                                                                                                                    Medical Corp.;
                                                                                                                    and Diamond
                                                                                                                    Offshore
                                                                                                                    Drilling, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Paul        P.O. Box 9095  Director &   2006 to    Professor, Columbia University Business School        7          None
Glasserman  Princeton, NJ  Chairman of  present    since 1991; Senior Vice Dean since July 2004.
            08543-9095     the Audit
            Age: 44        Committee
------------------------------------------------------------------------------------------------------------------------------------
Steven W.   P.O. Box 9095  Director     2006 to    Retired since August 2002; Managing Director,         7          Ametek, Inc.
Kohlhagen   Princeton, NJ               present    Wachovia National Bank and its predecessors
            08543-9095                             (1992 - 2002).
            Age: 59
------------------------------------------------------------------------------------------------------------------------------------
William J.  P.O. Box 9095  Director &   2006 to    Retired since November 2004; Chairman and             7          None
Rainer      Princeton, NJ  Chairman of  present    Chief Executive Officer, OneChicago, LLC, a
            08543-9095     Nominating              designated contract market (2001 to November
            Age: 60        and                     2004); Chairman, U.S. Commodity Futures
                           Corporate               Trading Commission (1999 - 2001).
                           Governance
                           Committee
            ------------------------------------------------------------------------------------------------------------------------
            *     Each of the Non-Interested Directors is a member of the Audit Committee and the Nominating and Corporate
                  Governance Committee.
            **    Each Director will serve for a term of one year and until his successor is elected and qualifies, or his earlier death, resignation or removal as provided in the Fund's Bylaws, charter or by statute.


16      GLOBAL INCOME & CURRENCY FUND INC.      DECEMBER 31, 2006

Officers and Directors (concluded)

                           Position(s)  Length of
                           Held with    Time
Name        Address & Age  Fund         Served     Principal Occupation(s) During Past 5 Years
====================================================================================================================================
Fund Officers*
------------------------------------------------------------------------------------------------------------------------------------
Mitchell    P.O. Box 9011  President    2006 to    IQ Investment Advisors LLC, President since April 2004; MLPF&S, Managing
M. Cox      Princeton, NJ               present    Director, Head of Global Private Client Market Investments & Origination since
            08543-9011                             2003; MLPF&S, Managing Director, Head of Structured Products Origination and
            Age: 41                                Sales (2001 - 2003); MLPF&S, Director, Head of Structured Products Origination
                                                   (1997 - 2001).
------------------------------------------------------------------------------------------------------------------------------------
Donald C.   P.O. Box 9011  Vice         2006 to    IQ Investment Advisors LLC, Treasurer and Secretary since December 2004; Managing
Burke       Princeton, NJ  President,   present    Director of BlackRock, Inc. since 2006; Managing Director of Merrill Lynch
            08543-9011     Treasurer               Investment Managers, L.P. ("MLIM") and Fund Asset Management, L.P. ("FAM")
            Age: 46        and                     (2006); First Vice President of MLIM and FAM (1997 - 2005) and Treasurer thereof
                           Secretary               (1999 - 2006); Vice President of MLIM and FAM (1990 - 1997).
------------------------------------------------------------------------------------------------------------------------------------
Martin G.   P.O. Box 9011  Chief        2006 to    IQ Investment Advisors LLC, Chief Legal Officer since June 2006; Merrill Lynch &
Byrne       Princeton, NJ  Legal        present    Co., Inc., Office of General Counsel, Managing Director since 2006, First Vice
            08543-9011     Officer                 President (2002 - 2006), Director (2000 - 2002).
            Age: 44
------------------------------------------------------------------------------------------------------------------------------------
Jeffrey     P.O. Box 9011  Fund Chief   2006 to    IQ Investment Advisors LLC, Fund Chief Compliance Officer since 2004; Managing
Hiller      Princeton, NJ  Compliance   present    Director of BlackRock, Inc. and Fund Chief Compliance Officer since 2006; Chief
            08543-9011     Officer                 Compliance Officer of the MLIM/FAM-advised funds and First Vice President and
            Age: 55                                Chief Compliance Officer of MLIM (Americas Region) (2004 - 2006); Global Director
                                                   of Compliance at Morgan Stanley Investment Management (2002 - 2004); Managing
                                                   Director and Global Director of Compliance at Citigroup Asset Management (2000 -
                                                   2002); Chief Compliance Officer at Soros Fund Management in 2000; Chief
                                                   Compliance Officer at Prudential Financial (1995 - 2000); Senior Counsel in the
                                                   Securities and Exchange Commission's Division of Enforcement in Washington, D.C.
                                                   (1990 - 1995).
------------------------------------------------------------------------------------------------------------------------------------
Justin C.   P.O. Box 9011  Vice         2006 to    IQ Investment Advisors LLC, Vice President since 2005; MLPF&S, Director, Global
Ferri       Princeton, NJ  President    present    Private Client Market Investments & Origination since 2006; MLPF&S, Vice
            08543-9011                             President, Global Private Client Market Investments & Origination in 2005;
            Age: 31                                MLPF&S, Vice President, Head of Global Private Client Rampart Equity Derivatives
                                                   (2004 - 2005); MLPF&S, Vice President, Co-Head Global Private Client Domestic
                                                   Analytic Development (2002 - 2004); mPower Advisors LLC, Vice President,
                                                   Quantitative Development (1999 - 2002).
------------------------------------------------------------------------------------------------------------------------------------
Jay M.      P.O. Box 9011  Vice         2006 to    IQ Investment Advisors LLC, Vice President since 2005; BlackRock, Inc., Director
Fife        Princeton, NJ  President    present    since 2006; MLIM, Director since 2000; MLPF&S, Director (2000) and Vice President
            08543-9011                             (1997 - 2000).
            Age: 36
------------------------------------------------------------------------------------------------------------------------------------
Colleen R.  P.O. Box 9011  Vice         2006 to    IQ Investment Advisors LLC, Vice President since 2005; MLPF&S, Director, Global
Rusch       Princeton, NJ  President    present    Private Client Market Investments & Origination since July 2005; MLIM, Director
            08543-9011                             from 2005 to July 2005; Vice President of MLIM (1998 - 2004).
            Age: 39
            ------------------------------------------------------------------------------------------------------------------------
            *     Officers of the Fund serve at the pleasure of the Board of Directors.
------------------------------------------------------------------------------------------------------------------------------------

Custodian

State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent

The Bank of New York
101 Barclay Street -- 11 East
New York, NY 10286

NYSE Symbol

GCF


        GLOBAL INCOME & CURRENCY FUND INC.      DECEMBER 31, 2006             17

Fundamental Periodic Repurchase Policy

The Board of Directors approved a fundamental policy whereby the Fund would adopt an "interval fund" structure pursuant to Rule 23c-3 under the Investment Company Act of 1940 (the "1940 Act"), as amended. As an interval fund, the Fund will make annual repurchase offers at net asset value (less repurchase fee not to exceed 2%) to all Fund shareholders. The percentage of outstanding shares that the Fund can repurchase in each offer will be established by the Fund's Board of Directors shortly before the commencement of each offer, and will be between 5% and 25% of the Fund's then outstanding shares.

The Fund has adopted the following fundamental policy regarding periodic repurchases:

a) The Fund will make offers to repurchase its shares at annual (approximately 12-month) intervals pursuant to Rule 23c-3 under the 1940 Act ("Offers"). The Board of Directors may place such conditions and limitations on an Offer, as may be permitted under Rule 23c-3.

b) The repurchase request deadline for each Offer, by which the Fund must receive repurchase requests submitted by shareholders in response to the most recent Offer, will be determined by reference to the fourth quarterly rebalancing date of the current annual period for the currency investments (as described in the Fund's prospectus); and will be the fourteenth day prior to such exercise date; provided, that in the event that such day is not a business day, the repurchase request deadline will be the business day subsequent to the fourteenth day prior to the exercise date of the call spreads and written call options (the "Repurchase Request Deadline").

c) The maximum number of days between a Repurchase Request Deadline and the next repurchase pricing date will be fourteen days; provided that if the fourteenth day after a Repurchase Request Deadline is not a business day, the repurchase pricing date shall be the next business day (the "Repurchase Pricing Date").

d) Offers may be suspended or postponed under certain circumstances, as provided for in Rule 23c-3.


18      GLOBAL INCOME & CURRENCY FUND INC.      DECEMBER 31, 2006

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Electronic Delivery

The Fund offers electronic delivery of communications to its shareholders. In order to receive this service, you must register your account and provide us with e-mail information. To sign up for this service, simply access this Web site at http://www.icsdelivery.com/live and follow the instructions.

When you visit this site, you will obtain a personal identification number
(PIN). You will need this PIN should you wish to update your e-mail address, choose to discontinue this service and/or make any other changes to the service. This service is not available for certain retirement accounts at this time.

Contact Information

For more information regarding the Fund, please visit www.IQIAFunds.com or contact us at 1-877-449-4742.


        GLOBAL INCOME & CURRENCY FUND INC.      DECEMBER 31, 2006             19

[LOGO] IQ
       INVESTMENT
       ADVISORS                                                www.IQIAFunds.com

Global Income & Currency Fund Inc. seeks to achieve its investment objective by constructing and actively managing a portfolio of investments that provides long and short exposure to selected foreign currencies.

This report, including the financial information herein, is transmitted to shareholders of Global Income & Currency Fund Inc. for their information. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge at www.IQIAFunds.com/proxyvoting.asp or upon request by calling toll-free 1-877-449-4742 or through the Securities and Exchange Commission's Web site at http://www.sec.gov. Information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available (1) at www.IQIAFunds.com/proxyvoting.asp; and (2) on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Global Income & Currency Fund Inc.
P.O. Box 9011
Princeton, NJ 08543-9011

                                                                 #IQGCF -- 12/06

Item 2 - Code of Ethics - The registrant has adopted a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge upon request by calling toll-free 1-877-449-4742.

Item 3 - Audit Committee Financial Expert - The registrant's board of directors has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent: (1) Alan R. Batkin and (2) Steven W. Kohlhagen.

Item 4 - Principal Accountant Fees and Services

         (a) Audit Fees -         Fiscal Year Ending December 31, 2006 - $33,200
                                  Fiscal Year Ending December 31, 2005 - $0

         The nature of the services include fees for professional services rendered in connection with seed audits.

         (b) Audit-Related Fees - Fiscal Year Ending December 31, 2006 - $7,200
                                  Fiscal Year Ending December 31, 2005 - $0

         The nature of the services include fees for professional services rendered in connection with issuance of the letters to the underwriters in connection with the seed audits.

         (c) Tax Fees -           Fiscal Year Ending December 31, 2006 - $0
                                  Fiscal Year Ending December 31, 2005 - $0

         The nature of the services include tax compliance, tax advice and tax planning.

         (d) All Other Fees -     Fiscal Year Ending December 31, 2006 - $0
                                  Fiscal Year Ending December 31, 2005 - $0

         (e)(1) The registrant's audit committee (the "Committee") has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant's affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis ("general pre-approval"). However, such services will only be deemed pre-approved provided that any individual project does not exceed $5,000 attributable to the registrant or $50,000 for all of the registrants the Committee oversees. Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

         (e)(2) 0%

         (f) Not Applicable

         (g) Fiscal Year Ending December 31, 2006 - $1,961,000
             Fiscal Year Ending December 31, 2005 - $0

         (h) The registrant's audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

         Regulation S-X Rule 2-01(c)(7)(ii) - $1,110,000, 0%

Item 5 - Audit Committee of Listed Registrants - The following individuals are members of the registrant's separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)):

         Alan R. Batkin
         Steven W. Kohlhagen
         Paul Glasserman
         William J. Rainer

Item 6 - Schedule of Investments - Not Applicable

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies -

         Proxy Voting Policies and Procedures

         Each Fund's Board of Directors has delegated to IQ Investment Advisors LLC, and/or any sub-investment adviser approved by the Board of Directors (the "Investment Adviser") authority to vote all proxies relating to the Fund's portfolio securities. The Investment Adviser has adopted policies and procedures ("Proxy Voting Procedures") with respect to the voting of proxies related to the portfolio securities held in the account of one or more of its clients, including a Fund. Pursuant to these Proxy Voting Procedures, the Investment Adviser's primary objective when voting proxies is to make proxy voting decisions solely in the best interests of each Fund and its shareholders, and to act in a manner that the Investment Adviser believes is most likely to enhance the economic value of the securities held by the Fund. The Proxy Voting Procedures are designed to ensure that the Investment Adviser considers the interests of its clients, including the Funds, and not the interests of the Investment Adviser, when voting proxies and that real (or perceived) material conflicts that may arise between the Investment Adviser's interest and those of the Investment Adviser's clients are properly addressed and resolved.

         In order to implement the Proxy Voting Procedures, the Investment Adviser has formed a Proxy Voting Committee (the "Committee"). The Committee is comprised of the Investment Adviser's Chief Investment Officer (the "CIO"), one or more other senior investment professionals appointed by the CIO, portfolio managers and investment analysts appointed by the CIO and any other personnel the CIO deems appropriate. The Committee will also include two non-voting representatives from the Investment Adviser's Legal department appointed by the Investment Adviser's General Counsel. The Committee's membership shall be limited to full-time employees of the Investment Adviser. No person with any investment banking, trading, retail brokerage or research responsibilities for the Investment Adviser's affiliates may serve as a member of the Committee or participate in its decision making (except to the extent such person is asked by the Committee to present information to the Committee, on the same basis as other interested knowledgeable parties not affiliated with the Investment Adviser might be asked to do so). The Committee determines how to vote the proxies of all clients, including a Fund, that have delegated proxy voting authority to the Investment Adviser and seeks to ensure that all votes are consistent with the best interests of those clients and are free from unwarranted and inappropriate influences. The Committee establishes general proxy voting policies for the Investment Adviser and is responsible for determining how those policies are applied to specific proxy votes, in light of each issuer's unique structure, management, strategic options and, in certain circumstances, probable economic and other anticipated consequences of alternate actions. In so doing, the Committee may determine to vote a particular proxy in a manner contrary to its generally stated policies. In addition, the Committee will be responsible for ensuring that all reporting and recordkeeping requirements related to proxy voting are fulfilled.

         The Committee may determine that the subject matter of a recurring proxy issue is not suitable for general voting policies and requires a case-by-case determination. In such cases, the Committee may elect not to adopt a specific voting policy applicable to that issue. The Investment Adviser believes that certain proxy voting issues require investment analysis -- such as approval of mergers and other significant corporate transactions -- akin to investment decisions, and are, therefore, not suitable for general guidelines. The Committee may elect to adopt a common position for the Investment Adviser on certain proxy votes that are akin to investment decisions, or determine to permit the portfolio manager to make individual decisions on how best to maximize economic value for a Fund (similar to normal buy/sell investment decisions made by such portfolio managers). While it is expected that the Investment Adviser will generally seek to vote proxies over which the Investment Adviser exercises voting authority in a uniform manner for all the Investment Adviser's clients, the Committee, in conjunction with a Fund's portfolio manager, may determine that the Fund's specific circumstances require that its proxies be voted differently.

         To assist the Investment Adviser in voting proxies, the Committee has retained Institutional Shareholder Services ("ISS"). ISS is an independent adviser that specializes in providing a variety of fiduciary-level proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided to the Investment Adviser by ISS include in-depth research, voting recommendations (although the Investment Adviser is not obligated to follow such recommendations), vote execution, and recordkeeping. ISS will also assist the Fund in fulfilling its reporting and recordkeeping obligations under the Investment Company Act.

         The Investment Adviser's Proxy Voting Procedures also address special circumstances that can arise in connection with proxy voting. For instance, under the Proxy Voting Procedures, the Investment Adviser generally will not seek to vote proxies related to portfolio securities that are on loan, although it may do so under certain circumstances. In addition, the Investment Adviser will vote proxies related to securities of foreign issuers only on a best efforts basis and may elect not to vote at all in certain countries where the Committee determines that the costs associated with voting generally outweigh the benefits. The Committee may at any time override these general policies if it determines that such action is in the best interests of a Fund.

         From time to time, the Investment Adviser may be required to vote proxies in respect of an issuer where an affiliate of the Investment Adviser (each, an "Affiliate"), or a money management or other client of the Investment Adviser (each, a "Client") is involved. The Proxy Voting Procedures and the Investment Adviser's adherence to those procedures are designed to address such conflicts of interest. The Committee intends to strictly adhere to the Proxy Voting Procedures in all proxy matters, including matters involving Affiliates and Clients. If, however, an issue representing a non-routine matter that is material to an Affiliate or a widely known Client is involved such that the Committee does not reasonably believe it is able to follow its guidelines (or if the particular proxy matter is not addressed by the guidelines) and vote impartially, the Committee may, in its discretion for the purposes of ensuring that an independent determination is reached, retain an independent fiduciary to advise the Committee on how to vote or to cast votes on behalf of the Investment Adviser's clients.

         In the event that the Committee determines not to retain an independent fiduciary, or it does not follow the advice of such an independent fiduciary, the powers of the Committee shall pass to a subcommittee, appointed by the CIO (with advice from the Secretary of the Committee), consisting solely of Committee members selected by the CIO. The CIO shall appoint to the subcommittee, where appropriate, only persons whose job responsibilities do not include contact with the Client and whose job evaluations would not be affected by the Investment Adviser's relationship with the Client (or failure to retain such relationship). The subcommittee shall determine whether and how to vote all proxies on behalf of the Investment Adviser's clients or, if the proxy matter is, in their judgment, akin to an investment decision, to defer to the applicable portfolio managers, provided that, if the subcommittee determines to alter the Investment Adviser's normal voting guidelines or, on matters where the Investment Adviser's policy is case-by-case, does not follow the voting recommendation of any proxy voting service or other independent fiduciary that may be retained to provide research or advice to the Investment Adviser on that matter, no proxies relating to the Client may be voted unless the Secretary, or in the Secretary's absence, the Assistant Secretary of the Committee concurs that the subcommittee's determination is consistent with the Investment Adviser's fiduciary duties.

         In addition to the general principles outlined above, the Investment Adviser has adopted voting guidelines with respect to certain recurring proxy issues that are not expected to involve unusual circumstances. These policies are guidelines only, and the Investment Adviser may elect to vote differently from the recommendation set forth in a voting guideline if the Committee determines that it is in a Fund's best interest to do so. In addition, the guidelines may be reviewed at any time upon the request of a Committee member and may be amended or deleted upon the vote of a majority of Committee members present at a Committee meeting at which there is a quorum.

         The Investment Adviser has adopted specific voting guidelines with respect to the following proxy issues:

            o Proposals related to the composition of the Board of Directors of issuers other than investment companies. As a general matter, the Committee believes that a company's Board of Directors (rather than shareholders) is most likely to have access to important, nonpublic information regarding a company's business and prospects, and is therefore best-positioned to set corporate policy and oversee management. The Committee, therefore, believes that the foundation of good corporate governance is the election of qualified, independent corporate directors who are likely to diligently represent the interests of shareholders and oversee management of the corporation in a manner that will seek to maximize shareholder value over time. In individual cases, the Committee may look at a nominee's history of representing shareholder interests as a director of other companies or other factors, to the extent the Committee deems relevant.

            o Proposals related to the selection of an issuer's independent auditors. As a general matter, the Committee believes that corporate auditors have a responsibility to represent the interests of shareholders and provide an independent view on the propriety of financial reporting decisions of corporate management. While the Committee will generally defer to a corporation's choice of auditor, in individual cases, the Committee may look at an auditors' history of representing shareholder interests as auditor of other companies, to the extent the Committee deems relevant.

            o Proposals related to management compensation and employee benefits. As a general matter, the Committee favors disclosure of an issuer's compensation and benefit policies and opposes excessive compensation, but believes that compensation matters are normally best determined by an issuer's board of directors, rather than shareholders. Proposals to "micro-manage" an issuer's compensation practices or to set arbitrary restrictions on compensation or benefits will, therefore, generally not be supported.

            o Proposals related to requests, principally from management, for approval of amendments that would alter an issuer's capital structure. As a general matter, the Committee will support requests that enhance the rights of common shareholders and oppose requests that appear to be unreasonably dilutive.

            o Proposals related to requests for approval of amendments to an issuer's charter or by-laws. As a general matter, the Committee opposes poison pill provisions.

            o Routine proposals related to requests regarding the formalities of corporate meetings.

            o Proposals related to proxy issues associated solely with holdings of investment company shares. As with other types of companies, the Committee believes that a fund's Board of

                  Directors (rather than its shareholders) is best-positioned to set fund policy and oversee management. However, the Committee opposes granting Boards of Directors authority over certain matters, such as changes to a fund's investment objective that the Investment Company Act envisions will be approved directly by shareholders.

            o Proposals related to limiting corporate conduct in some manner that relates to the shareholder's environmental or social concerns. The Committee generally believes that annual shareholder meetings are inappropriate forums for discussion of larger social issues, and opposes shareholder resolutions "micromanaging" corporate conduct or requesting release of information that would not help a shareholder evaluate an investment in the corporation as an economic matter. While the Committee is generally supportive of proposals to require corporate disclosure of matters that seem relevant and material to the economic interests of shareholders, the Committee is generally not supportive of proposals to require disclosure of corporate matters for other purposes.

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - as of December 31, 2006.

         (a)(1) Mr. Andrew J. Stenwall is responsible for the the day-to-day management of the registrant's portfolio since 2006.

                 Mr. Stenwall leads the Subadviser's Taxable Fixed Income Team and is responsible for developing and administering the portfolio strategy of the team. Mr. Stenwall has been a Managing Director of the Subadviser since August 2004. Prior to joining the Subadviser, Mr. Stenwall served as the Fixed Income Chief Investment Officer for Banc of America Capital Management ("BACAP") from 2002 through 2004, prior to which he was a Managing Director in charge of BACAP's taxable fixed income management and the leader of its structured products.

         (a)(2)  As of December 31, 2006:

                                                                                (iii) Number of Other Accounts and
                         (ii) Number of Other Accounts Managed                  Assets for Which Advisory Fee is
                               and Assets by Account Type                                Performance-Based
                         Other                                               Other
                       Registered      Other Pooled                        Registered       Other Pooled
(i) Name of            Investment       Investment           Other         Investment        Investment        Other
Portfolio Manager      Companies         Vehicles          Accounts         Companies         Vehicles        Accounts
                      ------------                                       ------------
Andrew J. Stenwall               5                1                6                0                0                0
                      $360,000,000     $ 10,000,000     $300,000,000     $          0     $          0     $          0

         (iv) Potential Material Conflicts of Interest

         The Subadviser's Taxable Fixed Income Team's simultaneous management of the Fund and the other registered investment companies and other accounts noted above may present actual or apparent conflicts of interest with respect to the allocation and aggregation of securities and Currency Investments orders placed on behalf of the Fund. The Subadviser has adopted several policies that address such potential conflicts of interest, including best execution and trade allocation policies that are designed to ensure (1) that portfolio management is seeking the best price for portfolio trades under the circumstances,
         (2) fair and equitable allocation of investment opportunities among accounts over time, and (3) compliance with applicable regulatory requirements. All accounts are to be treated in a non-preferential manner, such that allocations are not based upon account performance, fee structure or preference of the portfolio manager. In addition, the Subadviser has adopted a Code of Conduct that sets forth policies regarding conflicts of interest.

         (a)(3) As of December 31, 2006:

         Compensation.

         Salary and Cash Bonus. In addition to a salary and other guaranteed compensation, each member of the investment team is eligible to receive an annual cash bonus. The level of these bonuses and year to year changes to base compensation are based upon evaluations and determinations made by Mr. Stenwall for all team members reporting to him, and for all team members, including Mr. Stenwall, upon evaluations and determinations made by the CEO and President of the Subadviser's parent company, Nuveen Investments, Inc. These reviews and evaluations take into account a number of factors, including the effectiveness of the team's investment strategies, the performance of the accounts for which the team serves as portfolio management relative to any benchmarks established for the accounts (which for the Fund will be Fund's ability to meet the Fund's investment objective), the team's and the individual's effectiveness in communicating investment performance to shareholders and their representatives, the team's and the individual's contribution to the Subadviser's investment process and execution of investment strategies, and the team's overall assets under management. The cash bonus component is also impacted by the overall performance of the parent company in achieving its business objectives.

         Long-term incentive compensation. Each member of the investment team is eligible to receive bonus compensation in the form of equity-based awards comprised of securities issued by Nuveen Investments, Inc. or options thereon, and/or other forms of long-term deferred compensation. The amount of such compensation is dependent upon the same factors articulated for cash bonus awards but also takes into account the individual's long-term potential with the firm.

         (a)(4) Beneficial Ownership of Securities. As of December 31, 2006, Mr. Stenwall does not beneficially own any stock issued by the Fund.

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 - Submission of Matters to a Vote of Security Holders - Not Applicable

Item 11 - Controls and Procedures

11(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 - Exhibits attached hereto

12(a)(1) - Code of Ethics - See Item 2

12(a)(2) - Certifications - Attached hereto

12(a)(3) - Not Applicable

12(b) - Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Income & Currency Fund Inc.


By: /s/ Mitchell M. Cox
    ---------------------------
    Mitchell M. Cox,
    Chief Executive Officer of
    Global Income & Currency Fund Inc.

Date: February 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Mitchell M. Cox
    ---------------------------
    Mitchell M. Cox,
    Chief Executive Officer of
    Global Income & Currency Fund Inc.

Date: February 20, 2007


By: /s/ Donald C. Burke
    ---------------------------
    Donald C. Burke,
    Chief Financial Officer of
    Global Income & Currency Fund Inc.

Date: February 20, 2007